UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08215

Name of Fund:  BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.1%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.00%, 1/01/24	$3,450	$3,432,439
Alaska — 0.7%
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/46	1,660	1,208,779
Arizona — 1.4%
Phoenix Arizona IDA, Refunding RB, America West Airlines, Inc. Project, AMT, 6.30%, 4/01/23	2,060	2,040,718
Show Low Improvement District, Special Assessment Bonds, District No. 5, 6.38%, 1/01/15	210	212,121

		2,252,839
California — 16.8%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 3.09%, 8/01/20 (a)	2,000	1,613,560
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,110	1,221,555
Stanford Hospital Clinics, Series A, 5.00%, 8/15/51	595	567,779
Sutter Health, Series B, 6.00%, 8/15/42	1,585	1,779,036
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	635	635,959
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (b)	515	443,013
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	1,295	1,077,544
San Diego County Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	620	566,395
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	600	698,112
Municipal Bonds	Par (000)	Value
California (concluded)
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.13%, 7/01/39	$1,090	$1,084,528
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services:
5.00%, 5/15/42	250	231,002
5.00%, 5/15/47	185	169,708
City of Los Angeles California Department of Airports, Refunding RB, Series A, 5.25%, 5/15/39	400	422,764
San Diego Community College District, GO, Election of 2006, 5.00%, 8/01/43	545	565,863
San Diego Unified School District, GO, CAB, Series A, Election of 2008, 5.23%, 7/01/29 (a)	2,525	1,110,141
San Marino Unified School District, GO, Series A (NPFGC) (a):
2.01%, 7/01/17	1,820	1,682,918
2.32%, 7/01/18	1,945	1,736,515
2.45%, 7/01/19	2,070	1,792,309
State of California, GO, Various Purpose:
6.00%, 3/01/33	1,265	1,443,087
6.50%, 4/01/33	7,325	8,572,447
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement Revenue, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	535	513,884

		27,928,119
Colorado — 1.9%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,055	998,368
Colorado State Board of Governors, Refunding RB, Series A, 5.00%, 3/01/43	595	608,917
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	510	535,204
University of Colorado, RB, Series A, 5.38%, 6/01/38	920	1,006,103

		3,148,592

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	$685	$690,459
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, 5.00%, 7/01/35	1,875	1,944,788

		2,635,247
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	570	588,052
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	2,050	1,963,756

		2,551,808
District of Columbia — 2.6%
Metropolitan Washington Airports Authority, Refunding RB:
CAB, Second Senior Lien, Series B (AGC), 5.88%, 10/01/34 (a)	10,170	2,983,064
First Senior Lien, Series A, 5.00%, 10/01/39	255	258,086
First Senior Lien, Series A, 5.25%, 10/01/44	1,000	1,021,030

		4,262,180
Florida — 7.0%
Ballantrae Community Development District, Special Assessment Bonds, 6.00%, 5/01/35	1,465	1,421,592
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/39	1,725	1,800,331
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	545	581,090
County of Hillsborough Florida IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,380	1,379,917
County of Miami-Dade Florida, RB, CAB, Series A (NPFGC), 5.80%, 10/01/37 (a)	1,765	443,262
Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	$695	$696,460
Series B, 5.00%, 7/01/42	1,275	1,275,854
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	1,135	1,318,450
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	475	297,279
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A, 5.90%, 5/01/14 (c)	1,165	1,223,425
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,260	1,151,627

		11,589,287
Georgia — 1.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	420	426,707
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series A, 5.00%, 7/01/39	1,740	1,783,396

		2,210,103
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	680	722,031
Idaho — 1.2%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	2,000	2,001,700
Illinois — 11.9%
Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	1,060	1,093,496
Chicago Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	530	539,985
City of Chicago Illinois, GARB, O’Hare International Airport Third Lien:
Series A, 5.75%, 1/01/39	2,500	2,600,750
Series C, 6.50%, 1/01/41	2,935	3,455,287

2	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	$2,290	$2,229,888
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A, 5.25%, 1/01/38	410	427,245
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	900	921,195
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	490	490,294
Ascension Health, Series A, 5.00%, 11/15/42	890	875,146
Central Dupage Health, Series B, 5.50%, 11/01/39	800	831,744
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	1,165	1,178,910
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 6.19%, 6/15/47 (a)	9,555	1,211,861
Series B (AGM), 5.00%, 6/15/50	1,260	1,228,853
Series B-2, 5.00%, 6/15/50	1,585	1,567,660
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	230	255,677
6.00%, 6/01/28	500	545,570
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	315	329,288

		19,782,849
Indiana — 4.0%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	575	517,259
4.00%, 2/01/38	920	813,418
Indiana Finance Authority, RB:
CWA Authority Project, First Lien, Series A, 5.25%, 10/01/38	790	809,971
Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/44	225	201,323
Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/48	740	653,760
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB (concluded):
Sisters of St. Francis Health, 5.25%, 11/01/39	$420	$427,573
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	1,660	1,757,940
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	565	634,721
Indianapolis Local Public Improvement Bond Bank, RB, Series A:
5.00%, 1/15/36	200	203,922
5.00%, 1/15/40	640	646,227

		6,666,114
Iowa — 1.8%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	485	474,165
5.50%, 12/01/22	1,175	1,160,571
5.25%, 12/01/25	230	217,589
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT, 5.15%, 12/01/22	1,015	1,106,229

		2,958,554
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.75%, 11/15/38	1,105	1,216,362
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	510	539,544
Louisiana — 4.5%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	420	444,205
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	2,500	2,624,925

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	$310	$311,829
State of Louisiana Gasoline & Fuels Tax, RB, Second Lien, Series B, 5.00%, 5/01/45	1,640	1,657,663
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	510	527,151
5.25%, 5/15/31	435	436,066
5.25%, 5/15/32	555	555,338
5.25%, 5/15/33	600	597,030
5.25%, 5/15/35	255	249,793

		7,404,000
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	150	151,908
Maine Turnpike Authority, RB, Series A, 5.00%, 7/01/42	450	463,694

		615,602
Maryland — 2.4%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	220	235,275
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	415	432,978
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51	2,105	2,104,831
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	1,095	1,149,159

		3,922,243
Massachusetts — 5.3%
Massachusetts Development Finance Agency, RB:
Series A (Ginnie Mae), 5.75%, 6/20/22	575	604,980
Series A (Ginnie Mae), 6.00%, 6/20/44	1,500	1,578,345
Wellesley College, Series J, 5.00%, 7/01/42	915	950,310
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 5/15/59	$845	$866,607
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	910	912,275
Massachusetts HFA, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,100	2,057,139
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	1,020	1,050,579
Massachusetts School Building Authority, RB, Dedicated, Senior Series A, 5.00%, 5/15/43	710	737,811

		8,758,046
Michigan — 3.3%
City of Detroit Michigan, Refunding RB, Sewage Disposal System Senior Lien:
Series A, 5.00%, 7/01/32	790	714,579
Series A, 5.25%, 7/01/39	680	620,806
Series B, (AGM), 7.50%, 7/01/33	460	494,003
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A, 5.25%, 7/01/41	1,555	1,419,373
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	690	703,627
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	1,520	1,562,575

		5,514,963
Minnesota — 1.1%
City of Minneapolis Minnesota, Healthcare System, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,540	1,775,327

4	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Missouri — 0.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combination Lien, Series A, 5.00%, 10/01/44 (d)	$125	$128,509
New Hampshire — 1.0%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	1,530	1,656,194
New Jersey — 3.9%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	990	928,471
New Jersey EDA, Refunding, Special Assessment Kapkowski Road Landfill Project, 5.75%, 4/01/31	1,125	1,126,136
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38	650	663,098
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,025	1,077,685
Series B, 5.25%, 6/15/36	1,235	1,282,486
Rutgers The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/38	255	264,751
5.00%, 5/01/43	265	273,024
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.63%, 6/01/26	1,000	861,920

		6,477,571
New York — 6.6%
County of Dutchess New York IDA, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	800	811,344
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	1,050	1,146,999
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	1,270	1,291,133
Series D, 5.25%, 11/15/40	610	622,535
Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Indutrial Development Agency, RB, Lycee Francais de New York Project, Series C, 6.80%, 6/01/28	$415	$419,885
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series E-1, 5.00%, 2/01/42	1,240	1,278,973
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	615	668,566
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	650	720,980
6.00%, 12/01/42	630	696,711
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.25%, 10/15/27	3,200	3,346,016

		11,003,142
North Carolina — 0.4%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	705	711,338
Oregon — 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	125	130,148
Pennsylvania — 2.4%
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,830	1,984,324
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	1,500	1,420,035
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	540	540,383

		3,944,742
Puerto Rico — 2.0%
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A, 6.56%, 8/01/35 (a)	10,000	2,417,100

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB (a):
First Sub-Series C, 6.69%, 8/01/38	$2,145	$413,964
Series C, 6.54%, 8/01/39	2,800	525,420

		3,356,484
South Carolina — 1.0%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	1,650	1,699,071
Tennessee — 1.0%
County of Hardeman Tennessee Correctional Facilities Corp., RB, Series B, 7.38%, 8/01/17	1,575	1,578,166
County of Rutherford Tennessee Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	105	106,846

		1,685,012
Texas — 9.9%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	1,070	1,147,190
Senior Lien, Series A, 5.00%, 1/01/33	50	48,844
Subordinate Lien, 5.00%, 1/01/33	180	168,518
Subordinate Lien, 5.00%, 1/01/42	160	145,574
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	260	271,271
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	535	581,802
City of San Antonio Texas, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,255	1,290,366
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (c)	1,380	1,792,261
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Healthcare, Series A, 5.00%, 8/15/43	180	175,622
Dallas-Fort Worth International Airport, Refunding RB, Series E, AMT, 5.00%, 11/01/35	910	871,061
Municipal Bonds	Par (000)	Value
Texas (concluded)
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/44	$320	$338,925
Matagorda County Navigation District No. 1, Refunding RB, AEP Texas Central Co. Project, Series 1, 4.00%, 6/01/30	540	482,976
Midland County Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (a):
5.35%, 9/15/40	2,525	603,071
5.45%, 9/15/41	1,395	307,514
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 5.98%, 9/01/37 (a)	1,015	245,681
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	3,020	3,226,658
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,165	1,323,079
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,300	1,456,533
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,805	1,896,008

		16,372,954
Utah — 0.8%
County of Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	1,020	1,044,378
University of Utah, RB, General, Series A, 5.00%, 8/01/43	315	326,031

		1,370,409
Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.50%, 6/15/32	80	80,846
Virginia — 2.6%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	2,500	2,490,425

6	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings Project, AMT:
5.25%, 1/01/32	$400	$376,576
6.00%, 1/01/37	1,475	1,486,048

		4,353,049
Washington — 0.5%
Seattle Housing Authority Washington, RB, Replacement Housing Projects, 6.13%, 12/01/32	890	871,666
Wisconsin — 4.2%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	3,620	4,118,438
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Care Group, 5.00%, 11/15/33	1,235	1,254,883
WPPI Energy Wisconsin, Refunding RB, Power Supply System, Series A:
5.00%, 7/01/29	190	198,453
5.00%, 7/01/30	240	249,115
5.00%, 7/01/31	520	537,233
5.00%, 7/01/37	635	637,934

		6,996,056
Total Municipal Bonds — 110.9%		183,933,919

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Arizona — 0.7%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,220	1,252,948
California — 11.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	1,640	1,760,373
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (f)	1,335	1,425,967
City & County of San Francisco California Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	4,770	4,853,857
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
California (concluded)
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	$2,980	$3,024,305
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,170	1,218,286
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	612,389
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	5,519	5,915,013

		18,810,190
Colorado — 2.5%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	1,870	1,861,547
Series C-7, 5.00%, 9/01/36	1,200	1,193,448
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	1,080	1,163,867

		4,218,862
Connecticut — 2.9%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	2,299	2,363,803
Series X-3, 4.85%, 7/01/37	2,362	2,443,041

		4,806,844
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	2,840	2,925,586
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	1,649	1,682,663

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Illinois — 2.2%
City of Chicago Illinois, Refunding RB, Waterworks, Second Lien, 5.00%, 11/01/42	$3,645	$3,589,632
Massachusetts — 3.3%
Massachusetts School Building Authority, RB:
Senior Series B, 5.00%, 10/15/41	2,280	2,360,507
Series A (AGM), 5.00%, 8/15/15 (c)	387	407,263
Series A (AGM), 5.00%, 8/15/30	2,613	2,753,082

		5,520,852
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (f)	1,019	1,094,837
New York — 8.6%
Hudson New York Yards Infrastructure Corp., RB, Senior Series A, 5.75%, 2/15/47 (f)	810	859,909
New York City Municipal Water Finance Authority, Refunding RB, Series FF-2, 5.50%, 6/15/40	810	881,898
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	3,299	3,433,954
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	5,400	5,610,731
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (f)	3,250	3,518,873

		14,305,365
North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	800	831,872
Ohio — 4.5%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	6,974	7,503,724
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Tennessee — 1.5%
County of Shelby Tennessee Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	$2,500	$2,520,800
Texas — 3.2%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (f)	3,360	3,548,227
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,710	1,739,942

		5,288,169
Utah — 0.8%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,395	1,394,633
Virginia — 2.7%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,729	2,870,480
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,553	1,560,410

		4,430,890
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	1,365	1,423,188
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.25%, 4/01/39 (f)	2,859	2,920,928
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 50.9%		84,521,983
Total Long-Term Investments (Cost — $261,344,592) — 161.8%		268,455,902

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	603,642	603,642

8	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Value
Total Short-Term Securities (Cost — $603,642) — 0.4%	$603,642
Total Investments (Cost — $261,948,234*) — 162.2%	269,059,544
Other Assets Less Liabilities — 0.9%	1,677,297
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.0%)	(49,817,050)
VMTP Shares, at Liquidation Value — (33.1%)	(55,000,000)

Net Assets Applicable to Common Shares — 100.0%	$165,919,791

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$213,080,953

Gross unrealized appreciation	$12,336,414
Gross unrealized depreciation	(6,162,408)

Net unrealized appreciation	$6,174,006

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Royal Bank of Canada	$128,509	$(1,612)

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to February 15, 2031 is $ 7,625,997.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at July 31, 2013	Income
FFI Institutional Tax-Exempt Fund	1,169,756	(566,114)	603,642	$129

(h)	Represents the current yield as of report date.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2013	9

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BARB	Building Aid Revenue Bonds
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	EDC	Economic Development Corp.
	GARB	General Airport Revenue Bonds
	Ginnie Mae	Government National Mortgage Association
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	IDA	Industrial Development Authority
	M/F	Multi-Family
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

10	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2013

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc. (MUH)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$268,455,902	—	$268,455,902
Short-Term Securities	$603,642	—	—	603,642

Total	$603,642	$268,455,902	—	$269,059,544

[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(6,013)	—	$(6,013)
TOB trust certificates	—	(49,804,585)	—	(49,804,585)
VMTP Shares	—	(55,000,000)	—	(55,000,000)

Total	—	$(104,810,598)	—	$(104,810,598)

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2013	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Fund II, Inc.

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Fund II, Inc.

Date:	September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Fund II, Inc.

Date:	September 24, 2013